Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended			12 Months Ended
	Nov. 09, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 07, 2021	Mar. 29, 2021	Feb. 24, 2021	Dec. 22, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 31, 2020
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized											6,000,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.001	$ 0.001
Exercise price (in Dollars per share)						$ 5.55
Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share)									$ 4.65
January 2021 Warrant Solicitation [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant description					The January Inducement Warrants have substantially the same terms as the Existing Warrants, except for having (i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.
February 2021 Warrant Solicitations [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant description				The February Inducement Warrants have substantially the same terms as the January Inducement Warrants, except for having (i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.				The Second February Inducement Warrants have substantially the same terms as the February Inducement Warrants, except for having (i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.
Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares							25,000,000
Exercise price (in Dollars per share)		$ 30	$ 15
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized											4,900,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.0001
Ordinary Shares												9,660,000
Class A Ordinary Shares [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants to purchase ordinary shares							250,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized											1,100,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.0001
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase of warrants							25,000,000
Securities Purchase Agreement [Member] | Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares										2,600,000
Purchase warrant shares										2,600,000
Gross proceeds from warrants (in Dollars)										$ 4.0
Issuance for period term										5 years
Exercise price (in Dollars per share)										$ 1.55
Purchase per share price (in Dollars per share)									$ 1.55
Securities Purchase Agreement [Member] | Registered Direct Offering in January 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares						13,525,000
Purchase warrant shares						13,525,000
Gross proceeds from warrants (in Dollars)						$ 25.0
Issuance for period term						5 years
Exercise price (in Dollars per share)						$ 1.85
Purchase per share price (in Dollars per share)						$ 1.85
Securities Purchase Agreement [Member] | January 2021 Warrant Solicitation [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares					14,925,000
Exchange for exercise warrant					23,880,000
Unexercised existing warrants (in Dollars)					$ 27.1
Securities Purchase Agreement [Member] | February 2021 Warrant Solicitations [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase warrant shares				23,880,000				23,880,000
Gross proceeds from warrants (in Dollars)				$ 48.0				$ 96.7
Exchange for exercise warrant				23,880,000				23,880,000
Securities Purchase Agreement [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares		8,600,000	22,000,000
Purchase warrant shares		4,300,000	16,500,000
Gross proceeds from warrants (in Dollars)		$ 86.0	$ 110.0
Issuance for period term		5 years	5 years
Exercise price (in Dollars per share)		$ 10	$ 5
Purchase per share price (in Dollars per share)		$ 10	$ 5
Securities Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary Shares							250,000,000
November Spa [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of stock number of shares	51,500,000
Gross proceeds (in Dollars)	$ 90.1